Short-term investments	12 Months Ended
Dec. 31, 2014
Short-term investments

3. Short-term investments

Trading securities

Investments in trading securities consist of marketable bond funds which are measured using the closing prices from the exchange market as of the measurement date on a recurring basis; as such, they are classified within Level 1 measurements. We obtain the majority of the prices used in this valuation from quoted market value.

In 2013, the Group disposed all its trading securities, and the Group has no trading securities as of December 31, 2013 and 2014 respectively.

Investment gains of trading securities for the years ended December 31, 2012 and 2013 consisted of the following and was included in the other income in the consolidated statements of operations:

	For the years ended December 31
	2012	2013
Realized gains from sales of trading securities	$349,338	$222,532
Unrealized holding gains (losses)	252,455	—

	$601,793	$222,532